Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2030 Fund

June 30, 2020

AFF30-QTLY-0820
1.818364.115

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.17% 8/13/20 to 9/10/20 (a)
(Cost $3,619,019)	3,620,000	3,619,104
	Shares	Value

Domestic Equity Funds - 38.5%
Fidelity Advisor Series Equity Growth Fund (b)	8,913,471	$144,398,225
Fidelity Advisor Series Growth Opportunities Fund (b)	6,416,037	100,924,258
Fidelity Advisor Series Small Cap Fund (b)	5,821,895	61,304,555
Fidelity Series All-Sector Equity Fund (b)	6,106,635	59,051,161
Fidelity Series Commodity Strategy Fund (b)	19,098,932	73,339,899
Fidelity Series Large Cap Stock Fund (b)	14,926,321	210,013,336
Fidelity Series Large Cap Value Index Fund (b)	1,907,399	20,962,317
Fidelity Series Opportunistic Insights Fund (b)	6,910,493	133,096,104
Fidelity Series Small Cap Opportunities Fund (b)	6,137,966	75,067,326
Fidelity Series Stock Selector Large Cap Value Fund (b)	12,294,534	127,863,149
Fidelity Series Value Discovery Fund (b)	11,406,948	133,461,294
TOTAL DOMESTIC EQUITY FUNDS
(Cost $959,316,975)		1,139,481,624

International Equity Funds - 31.3%
Fidelity Series Canada Fund (b)	5,254,161	50,124,696
Fidelity Series Emerging Markets Fund (b)	4,257,016	36,397,483
Fidelity Series Emerging Markets Opportunities Fund (b)	17,298,237	331,607,206
Fidelity Series International Growth Fund (b)	9,056,061	155,220,885
Fidelity Series International Small Cap Fund (b)	2,800,979	44,759,640
Fidelity Series International Value Fund (b)	18,460,067	155,249,165
Fidelity Series Overseas Fund (b)	14,984,997	154,645,169
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $806,985,324)		928,004,244

Bond Funds - 29.1%
Fidelity Series Emerging Markets Debt Fund (b)	2,029,356	18,203,320
Fidelity Series Floating Rate High Income Fund (b)	405,540	3,495,759
Fidelity Series High Income Fund (b)	2,304,738	20,350,834
Fidelity Series Inflation-Protected Bond Index Fund (b)	15,413,200	161,067,943
Fidelity Series International Credit Fund (b)	167,673	1,716,971
Fidelity Series Investment Grade Bond Fund (b)	47,741,484	579,104,197
Fidelity Series Long-Term Treasury Bond Index Fund (b)	6,420,421	66,708,173
Fidelity Series Real Estate Income Fund (b)	1,249,504	12,070,206
TOTAL BOND FUNDS
(Cost $806,819,635)		862,717,403

Short-Term Funds - 1.0%
Fidelity Cash Central Fund 0.12% (c)	4,755,775	4,756,726
Fidelity Series Government Money Market Fund 0.25% (b)(d)	19,038,072	19,038,072
Fidelity Series Short-Term Credit Fund (b)	484,390	4,950,465
TOTAL SHORT-TERM FUNDS
(Cost $28,572,657)		28,745,263
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,605,313,610)		2,962,567,638
NET OTHER ASSETS (LIABILITIES) - 0.0%		(927,946)
NET ASSETS - 100%		$2,961,639,692

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	41	Sept. 2020	$3,645,720	$40,779	$40,779
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	23	Sept. 2020	1,133,555	(868)	(868)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	144	Sept. 2020	22,249,440	(629,200)	(629,200)
TOTAL FUTURES CONTRACTS					$(589,289)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.8%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,525,374.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,794
Total	$2,794

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$111,240,654	$6,173,280	$7,467,867	$--	$802,936	$33,649,222	$144,398,225
Fidelity Advisor Series Growth Opportunities Fund	71,520,474	2,953,324	3,922,492	--	149,809	30,223,143	100,924,258
Fidelity Advisor Series Small Cap Fund	46,344,617	3,988,807	941,952	--	(6,840)	11,919,923	61,304,555
Fidelity Series All-Sector Equity Fund	48,155,332	1,763,196	1,952,591	--	(93,525)	11,178,749	59,051,161
Fidelity Series Canada Fund	37,606,265	6,641,259	263,760	--	(52,193)	6,193,125	50,124,696
Fidelity Series Commodity Strategy Fund	87,773,356	1,069,253	18,994,834	--	(10,151,413)	13,643,537	73,339,899
Fidelity Series Emerging Markets Debt Fund	16,302,221	355,082	301,674	246,980	5,119	1,842,572	18,203,320
Fidelity Series Emerging Markets Fund	23,842,722	7,449,791	503,566	--	17,065	5,591,471	36,397,483
Fidelity Series Emerging Markets Opportunities Fund	226,796,283	54,858,730	7,294,974	--	498,970	56,748,197	331,607,206
Fidelity Series Floating Rate High Income Fund	3,265,544	66,970	72,986	40,816	(5,599)	241,830	3,495,759
Fidelity Series Government Money Market Fund 0.25%	81,086,548	9,671,368	71,719,844	50,757	--	--	19,038,072
Fidelity Series High Income Fund	18,933,845	421,016	364,929	290,249	(14,272)	1,375,174	20,350,834
Fidelity Series Inflation-Protected Bond Index Fund	137,094,285	26,664,490	7,837,819	79,443	66,825	5,080,162	161,067,943
Fidelity Series International Credit Fund	1,591,074	11,817	--	11,817	--	104,460	1,716,971
Fidelity Series International Growth Fund	166,883,436	914,420	40,572,015	--	12,782,798	15,212,246	155,220,885
Fidelity Series International Small Cap Fund	38,534,871	269,459	1,552,353	--	139,911	7,367,752	44,759,640
Fidelity Series International Value Fund	144,449,251	4,909,425	19,361,479	--	(2,792,234)	28,044,202	155,249,165
Fidelity Series Investment Grade Bond Fund	519,669,402	57,429,533	25,048,310	3,790,213	(20,623)	27,074,195	579,104,197
Fidelity Series Large Cap Stock Fund	177,471,890	5,008,566	3,378,838	--	(43,510)	30,955,228	210,013,336
Fidelity Series Large Cap Value Index Fund	18,531,443	130,557	364,240	--	11,288	2,653,269	20,962,317
Fidelity Series Long-Term Treasury Bond Index Fund	66,315,452	8,762,167	6,753,348	1,383,903	1,254,595	(2,870,693)	66,708,173
Fidelity Series Opportunistic Insights Fund	104,031,816	7,400,616	4,829,476	--	1,272,412	25,220,736	133,096,104
Fidelity Series Overseas Fund	141,056,710	2,635,327	16,254,894	--	(1,626,730)	28,834,756	154,645,169
Fidelity Series Real Estate Income Fund	10,506,176	246,756	228,687	164,811	(29,570)	1,575,531	12,070,206
Fidelity Series Short-Term Credit Fund	4,719,175	105,159	37,886	28,592	85	163,932	4,950,465
Fidelity Series Small Cap Opportunities Fund	58,673,187	5,717,605	1,167,181	--	7,918	11,835,797	75,067,326
Fidelity Series Stock Selector Large Cap Value Fund	109,453,601	3,085,572	2,187,176	--	102,305	17,408,847	127,863,149
Fidelity Series Value Discovery Fund	113,582,046	1,746,168	2,208,236	--	55,543	20,285,773	133,461,294
	$2,585,431,676	$220,449,713	$245,583,407	$6,087,581	$2,331,070	$391,553,136	$2,954,191,808

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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